Other Income - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Other Income [Abstract]
Interest income	RM 316	$ 71	RM 1,544
Foreign exchange loss	(121,774)	(27,246)	(9,591)
Other income	294,751	65,947	42,140
Total other income	RM 173,293	$ 38,772	RM 34,093